Fair value measurement	9 Months Ended
Sep. 30, 2022
Fair Value Disclosures [Abstract]
Fair value measurement
16. Fair value measurement
The following table lists the Company’s financial assets and liabilities by level within the fair value hierarchy. The Company’s assessment of the significance of an input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels.
During the nine-months period ended September 30, 2022, there were no changes in the fair value methodolog
y o
f the financial instruments and, therefore, there were no transfers between levels.

	As of September 30, 2022
	Level 1	Level 2	Level 3	Total	Fair value of the other financial instruments	Fair Value	Book Value
Liabilities
Derivative financial instruments (i)	—	(6,982,500)	—	(6,982,500)	—	(6,982,500)	(6,982,500)

	$—	$(6,982,500)	$—	$(6,982,500)	$—	$(6,982,500)	$(6,982,500)

(i)	Refers to the Private Placement War rants.
The
 fair value of the Private Placement Warrants and the New Warrants with an exercise price of $11.50 was estimated based on the Eve’s Public Warrants fair value on May 9, 2022, since they have similar key terms.
The change in the fair value of the Private Placement Warrants from the Closing date until September 30, 2022:

Private Placement Warrants
Balance as of May 9, 2022	$13,110,000
Change in fair value	(5,842,500)

Balance as of June 30, 2022	$7,267,500

Change in fair value	(285,000)

Balance as of September 30, 2022	$6,982,500

The Public Warrants were remeasured at fair value as of
the Closi
ng date and reclassified to equity.